LICENSE AGREEMENTS (Details)	1 Months Ended				9 Months Ended	12 Months Ended
	Dec. 31, 2021 agreement	Dec. 31, 2021 item	Nov. 30, 2021 agreement	Nov. 30, 2021 item	Sep. 30, 2022 USD ($) agreement	Dec. 31, 2021 USD ($)
LICENSE AGREEMENTS
Number of license and supply agreements entered	3	3	3	3	6
Royalty revenues					$ 0	$ 0